ADDITIONAL INFORMATION CONDENSED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2018
ADDITIONAL INFORMATION CONDENSED FINANCIAL STATEMENTS (Tables)
Schedule of condensed balance sheet

	December 31,	December 31,
	2018	2017
Assets
Current assets
Cash and cash equivalents	$-	$34,686
Total current assets	-	34,586
Non-current assets
Long term investment	28,819,885	25,000,970
Total non-current assets	28,819,885	25,000,970
Total assets	$28,819,885	$25,035,556

Liabilities and Shareholders Equity
Current Liabilities
Accrued expenses and other liabilities	$448	$5,448
Total current liabilities	448	5,448
Total liabilities	448	5,448

Shareholders Equity
Preferred stock (No par value, Unlimited number authorized, Issued and outstanding: none)	-	-
Common stock (No par value, Unlimited number authorized, 28,030,010 shares issued and outstanding as of December 31, 2018 and 2017)	-	-
Additional paid in capital	7,057,676	7,057,676
Retained earnings	22,598,718	17,414,167
Accumulated other comprehensive (loss) income	(836,957)	558,265
Total Shareholders Equity	28,819,437	25,030,108
Total liabilities and shareholders equity	$28,819,885	$25,035,556

Schedule of condensed income statement

	For the Year Ended	For the Year Ended
	December 31,	December 31,
	2018	2017
Operating expenses:
General and administrative expenses	$266,288	$815
Research and development expenses	3,000	-
Total operating expenses	269,288	815

Loss from Operations	(269,288)	(815)

Other expenses	(298)	(47)

Share of income from subsidiaries	5,454,137	11,882,337

Income before income taxes	5,184,551	11,881,475
Income tax expense	-	-
Net income	$5,184,551	$11,881,475

Schedule of condensed cash flow statement

	For the Year Ended	For the Year Ended
	December 31,	December 31,
	2018	2017
Cash flows from operating activities	$(274,586)	$4,586
Cash flows from investing activities	-	-
Cash flows from financing activities	240,000	30,000
Effects of exchange rate changes on cash and cash equivalents	-	-
Net (decrease) increase in cash and cash equivalents	(34,586)	34,586
Cash and cash equivalents, beginning of year	34,586	-
Cash and cash equivalents, end of year	$ -	$34,586